CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Corporate Joint Venture	Pelen LLC	LINICO Corporation	Renewable Process Solutions, Inc.	Quantum Generative Materials LLC	MANA Corporation	Plain Sight Innovations Corporation	LP Biosciences LLC	Preferred Stock	Common Stock	Common Stock Corporate Joint Venture	Common Stock LINICO Corporation	Common Stock Renewable Process Solutions, Inc.	Common Stock Quantum Generative Materials LLC	Common Stock MANA Corporation	Common Stock Plain Sight Innovations Corporation	Common Stock LP Biosciences LLC	Additional	Additional Corporate Joint Venture	Additional Pelen LLC	Additional LINICO Corporation	Additional Renewable Process Solutions, Inc.	Additional Quantum Generative Materials LLC	Additional MANA Corporation	Additional Plain Sight Innovations Corporation	Additional LP Biosciences LLC	Accumulated	Treasury Stock	Treasury Stock LINICO Corporation	Non-Controlling	Non-Controlling LINICO Corporation
Beginning balance (in shares) at Dec. 31, 2019										0	27,236,489
Beginning balance at Dec. 31, 2019	$ 23,492,560									$ 0	$ 18,139								$ 259,095,152									$ (235,890,272)	$ 0		$ 269,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash (in shares)											5,747,608
Issuance of common stock for cash	4,197,622										$ 3,828								4,193,794
Non-cash issuance of common stock (in shares)											173,611
Non-cash issuance of common stock	125,000										$ 116								124,884
Common stock issuance costs	(255,070)																		(255,070)
Initial value of contingent forward	1,232,952																		1,232,952
Sale of membership interests in Comstock Mining LLC	7,281,497																		7,237,184												44,313
Investment in joint ventures (in shares)												625,000
Investment in joint ventures		$ 314,687	$ 585,000									$ 416								$ 314,271	$ 585,000
Director compensation (in shares)											315,000
Director compensation	176,400										$ 210								176,190
Employee and director share-based compensation	27,849																		27,849
Payment to Northern Comstock LLC for mineral rights (in shares)											343,058
Payment to Northern Comstock LLC for mineral rights	482,500										$ 228								482,272
Deconsolidation of Comstock Mining LLC	(20,813,761)																		(20,499,141)									(766)			(313,854)
Director restricted stock grants (in shares)											540,000
Net income (loss)	14,931,970																											14,931,970
Ending balance (in shares) at Dec. 31, 2020										0	34,980,766
Ending balance at Dec. 31, 2020	31,779,206									$ 0	$ 22,937								252,715,337									(220,959,068)	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash (in shares)											4,423,842
Issuance of common stock for cash	18,020,000										$ 2,946								18,017,054
Non-cash issuance of common stock (in shares)											50,907
Non-cash issuance of common stock	250,003										$ 35								249,968
Common stock issuance costs	(1,248,002)																		(1,248,002)
Investment in joint ventures (in shares)											3,000,000
Investment in joint ventures	6,750,000										$ 1,998								6,748,002
Employee and director share-based compensation	97,010																		97,010
Repurchase of employee stock options	(194,581)																		(194,581)
Net income (loss)	8,188,231																											8,188,231
Ending balance (in shares) at Mar. 31, 2021											42,455,515
Ending balance at Mar. 31, 2021	63,641,867										$ 27,916								276,384,788									(212,770,837)	0		0
Beginning balance (in shares) at Dec. 31, 2020										0	34,980,766
Beginning balance at Dec. 31, 2020	31,779,206									$ 0	$ 22,937								252,715,337									(220,959,068)	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash (in shares)											9,220,123
Issuance of common stock for cash	27,399,999										$ 6,140								27,393,859
Non-cash issuance of common stock (in shares)											143,787
Non-cash issuance of common stock	500,003										$ 97								499,906
Common stock issuance costs	(1,564,502)																		(1,564,502)
Investment in joint ventures (in shares)													6,500,000	1,000,000	3,000,000			3,500,000
Investment in joint ventures				$ 13,538,162	$ 2,304,806	$ 10,530,000			$ 10,815,000				$ 4,329	$ 666	$ 1,998			$ 2,331				$ 14,003,833	$ 2,304,140	$ 10,528,002			$ 10,812,669			$ (3,870,000)		$ 3,400,000
Employee and director share-based compensation	463,986																		463,986
Repurchase of employee stock options	(247,156)																		(247,156)
Issuance of common stock (in shares)																4,200,000	8,500,000
Acquisition of Plain Sight Innovations Corporation							$ 6,528,453	$ 14,952,806								$ 2,797	$ 5,661								$ 6,525,656	$ 14,947,145
Payment to Northern Comstock LLC for mineral rights (in shares)											163,156
Payment to Northern Comstock LLC for mineral rights	482,500										$ 109								482,391
Warrants associated with debt	70,879																		70,879
Net income (loss)	(24,583,620)																											(24,583,620)
Ending balance (in shares) at Dec. 31, 2021										0	71,207,832
Ending balance at Dec. 31, 2021	92,970,522									$ 0	$ 47,065								338,936,145									(245,542,688)	(3,870,000)		3,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance costs	(70,000)																		(70,000)
Investment in joint ventures	500,000																														500,000
Employee and director share-based compensation	108,599										$ 119								108,480
Net income (loss)	(6,547,023)																											(6,378,555)			(168,468)
Ending balance (in shares) at Mar. 31, 2022											67,707,832
Ending balance at Mar. 31, 2022	$ 81,854,819										$ 44,853								$ 333,867,761									$ (251,921,243)	$ (3,868,084)		$ 3,731,532